Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of basic earnings per share
The following tables reconcile the numerators and denominators used in the computations of both basic and diluted net loss per share for the Successor periods (in thousands, except share data and per share amounts):

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
	Successor		Predecessor
Basic net loss per share:
Numerator
Net loss from continuing operations	$(325,868)	$(414,833)	N/A	N/A
Less: Loss from continuing operations attributable to noncontrolling interest(1)	(261,450)	(307,212)	N/A	N/A
Net loss from continuing operations attributable to holders of Class A Common Stock - basic	$(64,418)	$(107,621)	N/A	N/A

Net loss from discontinued operations	$(389,660)	$(886,169)	N/A	N/A
Less: Loss from discontinued operations attributable to noncontrolling interest(1)	(263,396)	(621,990)	N/A	N/A
Net loss from discontinued operations attributable to holders of Class A Common Stock - basic	$(126,264)	$(264,179)	N/A	N/A

Denominator
Weighted average shares of Class A Common Stock outstanding - basic	62,298,532	59,849,638	N/A	N/A

Basic net loss per share
Continuing operations	$(1.03)	$(1.80)	N/A	N/A
Discontinued operations	(2.03)	(4.41)	N/A	N/A
Basic net loss per share	$(3.06)	$(6.21)	N/A	N/A
(1) The Class A LLC Units of FoA Equity, held by the Continuing Unitholders, which comprise the noncontrolling interest in the Company, represents a participating security. Therefore, the numerator was adjusted to reduce net loss by the amount of net loss attributable to noncontrolling interest.

Additionally, the Class B Common Stock does not participate in earnings or losses of the Company and, therefore, is not a participating security. The Class B Common Stock has not been included in either the basic or diluted net loss per share calculations.
Loss attributable to noncontrolling interest includes an allocation of expense related to the A&R MLTIP. See Note 25 - Equity-Based Compensation for additional details.
Summary of diluted earnings per share

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
	Successor		Predecessor
Diluted net loss per share:
Numerator
Net loss from continuing operations attributable to holders of Class A Common Stock - basic	$(64,418)	$(107,621)	N/A	N/A
Reallocation of net loss from continuing operations assuming exchange of Class A LLC Units (1)	(233,420)	(289,568)	N/A	N/A
Net loss from continuing operations attributable to holders of Class A Common Stock - diluted	$(297,838)	$(397,189)	N/A	N/A

Net loss from discontinued operations attributable to holders of Class A Common Stock - basic	$(126,264)	$(264,179)	N/A	N/A
Reallocation of net loss from discontinued operations assuming exchange of Class A LLC Units (1)	(162,486)	(582,253)	N/A	N/A
Net loss from discontinued operations attributable to holders of Class A Common Stock - diluted	$(288,750)	$(846,432)	N/A	N/A

Denominator
Weighted average shares of Class A Common Stock outstanding - basic	62,298,532	59,849,638	N/A	N/A
Effect of dilutive securities:
Assumed exchange of weighted average Class A LLC Units for shares of Class A Common Stock (2)	125,937,981	130,747,611	N/A	N/A
Weighted average shares of Class A Common Stock outstanding - diluted	188,236,513	190,597,249	N/A	N/A

Diluted net loss per share
Continuing operations	$(1.58)	$(2.08)	N/A	N/A
Discontinued operations	(1.54)	(4.44)	N/A	N/A
Diluted net loss per share	$(3.12)	$(6.52)	N/A	N/A
(1) This adjustment assumes the reallocation of noncontrolling interest earnings, on an after-tax basis, due to the assumed exchange of all Class A LLC Units outstanding for shares of Class A Common Stock in FoA as of the beginning of the period following the if-converted method for calculating diluted net loss per share.

Following the terms of the A&R LLC Agreement, the Class A LLC unitholders will bear approximately 85% of the cost of any vesting associated with the Replacement RSUs and Earnout Right RSUs prior to any distribution by the Company to such Class A LLC unitholders. The remaining compensation cost associated with the Replacement RSUs and Earnout Right RSUs will be born by FoA for the share attributable to Blocker. As a result of the application of the if-converted method in arriving at diluted net loss per share, the entirety of the compensation cost associated with vesting of the Replacement RSUs and Earnout Right RSUs is assumed to be included in the net loss attributable to holders of the Company’s Class A Common Stock.

(2) The diluted weighted average shares outstanding of Class A Common Stock includes the effects of the if-converted method to reflect the provisions of the Exchange Agreement and assumes the Class A LLC Units held by Continuing Unitholders, representing the noncontrolling interest, exchange their units on a one-for-one basis for shares of Class A Common Stock in FoA.

In addition to the Class A LLC Units, the Company also had RSUs outstanding during the Successor year ended December 31, 2022 and nine months ended December 31, 2021. The effects of the RSUs following the treasury stock method have been excluded from the computation of diluted net loss per share as it did not yield dilutive shares.